Note 9 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal Income Tax Expense (Benefit), Continuing Operations	$ 3,851,333	$ 3,787,803	$ 3,268,287
Unrecognized Tax Benefits, Period Increase (Decrease)			$ 42,327